CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2022	$ 0	$ 703,851	$ (511,834)	$ 192,017
Beginning balance (Shares) at Dec. 31, 2022	136,185,264
Issuance of ordinary shares, net of issuance costs	$ 0	61,400	0	61,400
Issuance of ordinary shares, net of issuance costs (Shares)	26,352,878
Reclassification of warrants liability to equity	$ 0	8	0	8
Exercise of shares options	$ 0	456	0	456
Exercise of shares options (Shares)	631,970
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	2,216,986
Share-based compensation	$ 0	22,862	0	22,862
Net Loss	0	0	(123,454)	(123,454)
Ending balance at Dec. 31, 2023	$ 0	788,577	(635,288)	153,289
Ending balance (Shares) at Dec. 31, 2023	165,387,098
Exercise of shares options	$ 0	265	0	265
Exercise of shares options (Shares)	595,395
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	3,414,537
Share-based compensation	$ 0	20,132	0	20,132
Net Loss	0	0	(94,757)	(94,757)
Ending balance at Dec. 31, 2024	$ 0	808,974	(730,045)	78,929
Ending balance (Shares) at Dec. 31, 2024	169,397,030
Issuance of ordinary shares and warrants, net of issuance costs	$ 0	37,289	0	37,289
Issuance of ordinary shares and warrants, net of issuance costs (shares)	28,776,978
Issuance of ordinary shares, net of issuance costs	$ 0	13,272	0	13,272
Issuance of ordinary shares, net of issuance costs (Shares)	9,252,639
Reclassification of warrants liability to equity	$ 0	4	0	4
Exercise of shares options	$ 0	796	0	$ 796
Exercise of shares options (Shares)	1,094,849			1,094,849
Vesting of RSUs	$ 0	0	0	$ 0
Vesting of RSUs (shares)	5,569,484
Share-based compensation	$ 0	15,223	0	15,223
Net Loss	0	0	(67,795)	(67,795)
Ending balance at Dec. 31, 2025	$ 0	$ 875,558	$ (797,840)	$ 77,718
Ending balance (Shares) at Dec. 31, 2025	214,090,980